Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 0.95%
Energy: 0.56%
Energy equipment & services: 0.32%
Bristow Group Incorporated †	45,908	$ 1,402,030
Oil, gas & consumable fuels: 0.24%
Denbury Incorporated †	11,792	1,023,310
Financials: 0.39%
Mortgage REITs: 0.39%
Blackstone Mortgage Trust Incorporated Class A	34,635	825,698
Starwood Property Trust Incorporated	42,896	896,097
		1,721,795
Total Common stocks (Cost $3,134,498)		4,147,135

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 118.16%
Communication services: 18.43%
Diversified telecommunication services: 1.27%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$ 1,810,000	1,538,463
Cablevision Lightpath LLC 144A	5.63	9-15-2028	1,600,000	1,228,000
Level 3 Financing Incorporated 144A	3.63	1-15-2029	2,405,000	1,789,320
Level 3 Financing Incorporated 144A	4.25	7-1-2028	1,250,000	990,613
				5,546,396
Entertainment: 1.78%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	1,055,000	1,072,249
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	2,670,000	2,375,466
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	1,174,000	1,139,062
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,200,000	3,217,722
				7,804,499
Media: 15.38%
CCO Holdings LLC 144A	4.25	1-15-2034	2,050,000	1,598,078
CCO Holdings LLC 144A	4.50	8-15-2030	6,040,000	5,160,938
CCO Holdings LLC	4.50	5-1-2032	850,000	703,375
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	350,156
CCO Holdings LLC 144A	5.13	5-1-2027	3,425,000	3,264,196
CCO Holdings LLC 144A	5.50	5-1-2026	163,000	160,157
Cinemark USA Incorporated 144A	5.25	7-15-2028	4,530,000	3,713,150
Cinemark USA Incorporated 144A	5.88	3-15-2026	980,000	880,016
Cinemark USA Incorporated 144A	8.75	5-1-2025	2,085,000	2,123,475
Clear Channel Outdoor Holdings 144A	7.50	6-1-2029	3,770,000	3,072,550
CSC Holdings LLC 144A	4.13	12-1-2030	1,330,000	983,229
CSC Holdings LLC 144A	4.63	12-1-2030	2,400,000	1,419,126
CSC Holdings LLC 144A	5.75	1-15-2030	4,600,000	2,898,000
DIRECTV Financing LLC 144A	5.88	8-15-2027	3,300,000	2,989,157
DISH DBS Corporation 144A	5.75	12-1-2028	2,480,000	2,029,093
DISH Network Corporation 144A	11.75	11-15-2027	1,505,000	1,563,996
Gray Escrow II Incorporated 144A	5.38	11-15-2031	7,900,000	6,075,298
Gray Television Incorporated 144A	4.75	10-15-2030	4,300,000	3,171,250
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Match Group Holdings II LLC 144A	5.63%	2-15-2029	$3,155,000	$ 2,966,037
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	1,800,000	1,624,824
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	1,730,000	1,647,946
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,725,000	1,481,620
Outfront Media Capital Corporation 144A	5.00	8-15-2027	905,000	832,476
QVC Incorporated	4.38	9-1-2028	2,690,000	1,734,989
QVC Incorporated	4.75	2-15-2027	2,375,000	1,799,799
QVC Incorporated	5.95	3-15-2043	1,355,000	700,619
Salem Media Group Incorporated 144A	6.75	6-1-2024	1,051,000	1,016,843
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	525,000	438,591
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	6,650,000	5,366,550
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	400,000	357,000
Townsquare Media Incorporated 144A	6.88	2-1-2026	5,576,000	5,216,290
				67,338,824
Consumer discretionary: 18.00%
Auto components: 1.08%
Allison Transmission Incorporated 144A	5.88	6-1-2029	1,110,000	1,068,675
Clarios Global LP 144A	6.25	5-15-2026	1,224,000	1,215,922
Cooper Tire & Rubber Company	7.63	3-15-2027	2,425,000	2,453,462
				4,738,059
Automobiles: 0.40%
Ford Motor Company	3.25	2-12-2032	2,185,000	1,734,163
Diversified consumer services: 0.68%
Service Corporation International	7.50	4-1-2027	2,880,000	2,994,845
Hotels, restaurants & leisure: 10.09%
Carnival Corporation 144A	4.00	8-1-2028	2,240,000	1,935,315
Carnival Corporation 144A	6.00	5-1-2029	1,870,000	1,477,300
Carnival Corporation 144A	9.88	8-1-2027	1,500,000	1,541,250
Carnival Corporation 144A	10.50	2-1-2026	935,000	977,926
Carnival Holdings Bermuda Limited 144A	10.38	5-1-2028	2,320,000	2,505,600
CCM Merger Incorporated 144A	6.38	5-1-2026	7,690,000	7,440,075
Cedar Fair LP 144A	5.50	5-1-2025	1,550,000	1,538,712
Churchill Downs Incorporated 144A	4.75	1-15-2028	1,850,000	1,730,971
Las Vegas Sands Corporation	3.20	8-8-2024	3,175,000	3,055,561
MGM Resorts International	6.75	5-1-2025	1,260,000	1,269,221
NCL Corporation Limited 144A	5.88	3-15-2026	3,335,000	2,884,708
NCL Corporation Limited 144A	5.88	2-15-2027	2,660,000	2,473,135
NCL Corporation Limited 144A	7.75	2-15-2029	1,715,000	1,474,780
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	395,000	343,603
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	1,055,000	944,184
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	5,600,000	4,816,000
Royal Caribbean Cruises Limited 144A	9.25	1-15-2029	1,920,000	2,025,350
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	3,095,000	3,284,399
Six Flags Entertainment Company 144A	5.50	4-15-2027	705,000	664,505
Six Flags Entertainment Company 144A	7.00	7-1-2025	1,780,000	1,799,425
				44,182,020
Household durables: 0.55%
Toll Brothers Finance Corporation	4.35	2-15-2028	2,575,000	2,421,317
See accompanying notes to portfolio of investments

2  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multiline retail: 1.58%
LSF9 Atlantis Holdings LLC 144A	7.75%	2-15-2026	$4,985,000	$ 4,548,813
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	1,850,000	1,720,526
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	700,000	626,500
				6,895,839
Specialty retail: 2.49%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	1,345,000	1,439,594
Michaels Companies Incorporated 144A	7.88	5-1-2029	2,090,000	1,588,400
NMG Holding Company Incorporated 144A	7.13	4-1-2026	2,970,000	2,835,947
PetSmart Incorporated 144A	4.75	2-15-2028	1,690,000	1,563,222
Rent-A-Center Incorporated 144A	6.38	2-15-2029	4,090,000	3,476,500
				10,903,663
Textiles, apparel & luxury goods: 1.13%
G-III Apparel Group Limited 144A	7.88	8-15-2025	5,200,000	4,938,744
Consumer staples: 0.75%
Food products: 0.75%
CHS Incorporated 144A	5.25	5-15-2030	2,060,000	1,662,255
CHS Incorporated 144A	6.00	1-15-2029	125,000	109,719
US Foods Incorporated 144A	6.25	4-15-2025	1,525,000	1,527,760
				3,299,734
Energy: 22.84%
Energy equipment & services: 5.14%
Bristow Group Incorporated 144A	6.88	3-1-2028	5,050,000	4,811,236
Hilcorp Energy Company 144A	5.75	2-1-2029	835,000	776,550
Hilcorp Energy Company 144A	6.00	4-15-2030	400,000	371,861
Hilcorp Energy Company 144A	6.00	2-1-2031	835,000	772,125
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,392,740
Hilcorp Energy Company 144A	6.25	4-15-2032	400,000	369,217
Oceaneering International Incorporated	4.65	11-15-2024	1,215,000	1,178,685
Oceaneering International Incorporated	6.00	2-1-2028	4,050,000	3,873,027
Pattern Energy Operations LP 144A	4.50	8-15-2028	7,250,000	6,651,875
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,110,118
USA Compression Partners LP	6.88	9-1-2027	205,000	198,850
				22,506,284
Oil, gas & consumable fuels: 17.70%
Aethon United 144A	8.25	2-15-2026	3,555,000	3,537,225
Archrock Partners LP 144A	6.25	4-1-2028	1,965,000	1,866,750
Archrock Partners LP 144A	6.88	4-1-2027	1,375,000	1,347,500
Buckeye Partners LP	5.85	11-15-2043	2,375,000	1,816,875
CQP Holdco LP 144A	5.50	6-15-2031	4,175,000	3,801,818
Crestwood Midstream Partners LP	5.75	4-1-2025	50,000	49,293
DT Midstream Incorporated 144A	4.13	6-15-2029	935,000	820,463
DT Midstream Incorporated 144A	4.38	6-15-2031	2,500,000	2,186,805
Encino Acquisition Partners Company 144A	8.50	5-1-2028	5,435,000	5,067,106
EnLink Midstream Partners LP	5.05	4-1-2045	2,185,000	1,717,732
EnLink Midstream Partners LP	5.38	6-1-2029	4,330,000	4,173,276
EnLink Midstream Partners LP	5.60	4-1-2044	2,196,000	1,839,348
EnLink Midstream Partners LP 144A	5.63	1-15-2028	525,000	513,188
EnLink Midstream Partners LP 144A	6.50	9-1-2030	2,125,000	2,164,844
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Enviva Partners LP 144A	6.50%	1-15-2026	$10,455,000	$ 9,758,802
EQM Midstream Partners 144A	7.50	6-1-2027	45,000	44,999
EQM Midstream Partners 144A	7.50	6-1-2030	3,100,000	3,096,125
Harvest Midstream LP 144A	7.50	9-1-2028	2,010,000	1,977,338
Hess Midstream Operation Company 144A	5.50	10-15-2030	405,000	377,707
Kinetik Holdings LP Company 144A	5.88	6-15-2030	3,205,000	3,044,750
Murphy Oil Corporation	6.38	7-15-2028	1,220,000	1,206,541
Nabors Industries Limited 144A	7.38	5-15-2027	2,550,000	2,553,315
Occidental Petroleum Corporation	6.45	9-15-2036	7,620,000	8,013,421
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	2,887,000	2,446,549
Southwestern Energy Company	4.75	2-1-2032	1,935,000	1,705,741
Southwestern Energy Company	7.75	10-1-2027	720,000	750,874
Southwestern Energy Company	8.38	9-15-2028	1,510,000	1,586,013
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	2,850,000	2,595,723
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	1,150,000	1,035,000
Venture Global Calcasieu Pass LLC 144A	6.25	1-15-2030	3,530,000	3,596,293
Venture Global LNG Incorporated 144A	3.88	11-1-2033	545,000	462,950
Vital Energy Incorporated	9.50	1-15-2025	2,330,000	2,351,250
				77,505,614
Financials: 17.39%
Capital markets: 0.75%
Oppenheimer Holdings Incorporated	5.50	10-1-2025	3,325,000	3,266,813
Consumer finance: 7.88%
FirstCash Incorporated 144A	4.63	9-1-2028	1,230,000	1,105,463
FirstCash Incorporated 144A	5.63	1-1-2030	2,175,000	1,989,977
Ford Motor Credit Company LLC	4.00	11-13-2030	910,000	794,557
Ford Motor Credit Company LLC	4.39	1-8-2026	5,750,000	5,519,023
Ford Motor Credit Company LLC	5.11	5-3-2029	5,825,000	5,520,396
Ford Motor Credit Company LLC	5.13	6-16-2025	850,000	835,439
LFS TopCo LLC 144A	5.88	10-15-2026	1,750,000	1,447,653
Navient Corporation	5.00	3-15-2027	2,960,000	2,701,244
Navient Corporation	5.63	8-1-2033	1,900,000	1,472,703
Navient Corporation	5.88	10-25-2024	185,000	182,972
OneMain Finance Corporation	5.38	11-15-2029	950,000	831,820
OneMain Finance Corporation	7.13	3-15-2026	2,450,000	2,433,965
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	2,520,000	1,921,500
PRA Group Incorporated 144A	5.00	10-1-2029	4,580,000	3,931,189
Rocket Mortgage LLC 144A	2.88	10-15-2026	2,875,000	2,563,249
Rocket Mortgage LLC 144A	4.00	10-15-2033	1,545,000	1,225,247
				34,476,397
Diversified financial services: 2.57%
Camelot Return Merger Sub Incorporated 144A	8.75	8-1-2028	3,320,000	3,121,630
Hat Holdings LLC 144A	3.38	6-15-2026	1,830,000	1,624,125
Hat Holdings LLC 144A	3.75	9-15-2030	925,000	706,961
Hat Holdings LLC 144A	6.00	4-15-2025	741,000	724,328
LPL Holdings Incorporated 144A	4.38	5-15-2031	3,205,000	2,806,330
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	2,415,000	2,258,854
				11,242,228
Insurance: 2.38%
Amwins Group Incorporated 144A	4.88	6-30-2029	4,085,000	3,583,215
See accompanying notes to portfolio of investments

4  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
AssuredPartners Incorporated 144A	5.63%	1-15-2029	$2,000,000	$ 1,710,760
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	4,770,000	4,213,389
HUB International Limited 144A	5.63	12-1-2029	1,010,000	903,821
				10,411,185
Mortgage REITs: 0.88%
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	2,995,000	2,688,013
Starwood Property Trust Incorporated	4.75	3-15-2025	1,230,000	1,178,871
				3,866,884
Thrifts & mortgage finance: 2.93%
Enact Holdings Incorporated 144A	6.50	8-15-2025	6,975,000	6,870,375
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	750,000	660,938
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	1,875,000	1,557,806
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	3,145,000	3,027,063
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	850,000	730,873
				12,847,055
Health care: 2.38%
Health care providers & services: 2.38%
180 Medical Incorporated 144A	3.88	10-15-2029	1,950,000	1,728,210
Air Methods Corporation 144A	8.00	5-15-2025	1,550,000	69,750
Encompass Health Corporation	5.75	9-15-2025	1,725,000	1,712,068
Pediatrix Medical Group 144A	5.38	2-15-2030	1,590,000	1,407,150
Select Medical Corporation 144A	6.25	8-15-2026	3,840,000	3,750,451
Tenet Healthcare Corporation	4.88	1-1-2026	1,775,000	1,728,797
				10,396,426
Industrials: 14.44%
Aerospace & defense: 2.40%
Spirit AeroSystems Incorporated 144A	7.50	4-15-2025	2,105,000	2,112,241
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	3,900,000	4,238,403
TransDigm Group Incorporated	7.50	3-15-2027	4,140,000	4,172,230
				10,522,874
Airlines: 2.56%
American Airlines Group Incorporated 144A	5.75	4-20-2029	2,690,000	2,601,828
Hawaiian Airlines Incorporated	3.90	7-15-2027	2,124,330	1,901,634
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	2,335,000	2,229,902
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	3,360,000	3,427,200
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	1,035,000	1,060,834
				11,221,398
Commercial services & supplies: 3.52%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	4,455,000	3,584,493
Allied Universal Holdco LLC 144A	6.63	7-15-2026	1,995,000	1,920,686
Aramark Services Incorporated 144A	6.38	5-1-2025	2,285,000	2,285,571
CoreCivic Incorporated	8.25	4-15-2026	7,430,000	7,596,682
				15,387,432
Machinery: 2.51%
Chart Industries Incorporated 144A	9.50	1-1-2031	635,000	662,616
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  5

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Chart Industries Incorporated 144A	7.50%	1-1-2030	$635,000	$ 649,288
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	2,360,000	2,395,070
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	4,320,000	3,998,462
Werner FinCo LP 144A	8.75	7-15-2025	4,920,000	3,277,929
				10,983,365
Road & rail: 1.91%
Uber Technologies Incorporated 144A	4.50	8-15-2029	3,925,000	3,494,477
Uber Technologies Incorporated 144A	8.00	11-1-2026	4,750,000	4,862,290
				8,356,767
Trading companies & distributors: 1.54%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	3,230,000	2,842,525
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	3,571,000	3,456,728
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	443,000	455,421
				6,754,674
Information technology: 8.18%
Communications equipment: 0.95%
Ciena Corporation 144A	4.00	1-31-2030	1,655,000	1,448,125
CommScope Technologies LLC 144A	4.75	9-1-2029	900,000	749,124
CommScope Technologies LLC 144A	5.00	3-15-2027	2,580,000	1,969,772
				4,167,021
Electronic equipment, instruments & components: 0.80%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	3,440,000	3,495,040
IT services: 2.38%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	635,000	622,851
Sabre GLBL Incorporated 144A	9.25	4-15-2025	7,900,000	8,105,045
Sabre GLBL Incorporated 144A	11.25	12-15-2027	1,590,000	1,685,400
				10,413,296
Semiconductors & semiconductor equipment: 0.24%
QORVO Incorporated 144A	3.38	4-1-2031	1,270,000	1,050,277
Software: 3.81%
McAfee Corporation 144A	7.38	2-15-2030	3,665,000	3,044,139
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	1,855,000	1,539,650
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	4,670,000	3,391,588
NCR Corporation 144A	5.13	4-15-2029	720,000	627,159
NCR Corporation 144A	6.13	9-1-2029	3,500,000	3,465,000
NortonLifeLock Incorporated 144A	5.00	4-15-2025	3,135,000	3,072,300
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,625,000	1,562,834
				16,702,670
Materials: 5.26%
Chemicals: 1.83%
Avient Corporation 144A	7.13	8-1-2030	845,000	851,294
See accompanying notes to portfolio of investments

6  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Celanese US Holding LLC	6.05%	3-15-2025	$4,755,000	$ 4,791,511
Chemours Company 144A	4.63	11-15-2029	2,850,000	2,381,232
				8,024,037
Containers & packaging: 2.17%
Berry Global Incorporated 144A	5.63	7-15-2027	3,780,000	3,713,850
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	3,495,000	3,088,820
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	2,565,000	2,679,361
				9,482,031
Metals & mining: 0.68%
Arches Buyer Incorporated 144A	4.25	6-1-2028	1,875,000	1,575,000
Arches Buyer Incorporated 144A	6.13	12-1-2028	1,685,000	1,419,208
				2,994,208
Paper & forest products: 0.58%
Clearwater Paper Corporation 144A	4.75	8-15-2028	2,850,000	2,532,431
Real estate: 4.42%
Equity REITs: 4.42%
GLP Capital LP	3.25	1-15-2032	2,145,000	1,778,460
Iron Mountain Incorporated 144A	4.50	2-15-2031	3,750,000	3,213,338
Iron Mountain Incorporated 144A	5.25	7-15-2030	4,255,000	3,850,520
MPT Operating Partnership LP	3.50	3-15-2031	6,600,000	4,620,053
Service Properties Trust Company	4.35	10-1-2024	1,745,000	1,645,535
Service Properties Trust Company	4.75	10-1-2026	1,475,000	1,217,952
Service Properties Trust Company	4.95	2-15-2027	1,915,000	1,566,661
Service Properties Trust Company	5.25	2-15-2026	1,050,000	909,143
Service Properties Trust Company	7.50	9-15-2025	550,000	540,810
				19,342,472
Utilities: 6.07%
Electric utilities: 1.62%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	363,000	354,529
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	32,000	29,840
PG&E Corporation	5.00	7-1-2028	475,000	445,099
PG&E Corporation	5.25	7-1-2030	6,790,000	6,246,800
				7,076,268
Independent power & renewable electricity producers: 4.45%
NSG Holdings LLC 144A	7.75	12-15-2025	3,867,639	3,796,474
TerraForm Power Operating LLC 144A	4.75	1-15-2030	4,160,000	3,743,927
TerraForm Power Operating LLC 144A	5.00	1-31-2028	5,975,000	5,612,452
Vistra Operations Company LLC 144A	4.38	5-1-2029	1,770,000	1,556,438
Vistra Operations Company LLC 144A	5.63	2-15-2027	3,775,000	3,645,638
Vistra Operations Company LLC (5 Year Treasury Constant Maturity +5.74%) 144A±	7.00	12-15-2026	1,205,000	1,126,675
				19,481,604
Total Corporate bonds and notes (Cost $552,712,362)				517,304,854
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  7

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 8.74%
Communication services: 1.65%
Diversified telecommunication services: 0.69%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.50%) ±	7.44%	2-1-2029	$3,082,465	$ 3,031,512
Entertainment: 0.32%
Dave & Buster's Incorporated (U.S. SOFR 1 Month +5.00%) <±	9.69	6-29-2029	1,408,636	1,409,692
Media: 0.64%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	8.33	8-21-2026	1,213,728	1,152,471
Hubbard Radio LLC (1 Month LIBOR +4.25%) <±	8.82	3-28-2025	1,895,303	1,648,914
				2,801,385
Energy: 0.67%
Oil, gas & consumable fuels: 0.67%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	9.23	9-29-2028	1,821,232	1,817,244
M6 ETX Holdings II MidCo LLC (U.S. SOFR 1 Month +4.50%) ±	9.16	9-19-2029	1,127,175	1,125,293
				2,942,537
Financials: 2.25%
Diversified financial services: 1.20%
CTC Holdings LP (U.S. SOFR 1 Month +5.00%) ♦‡±	8.36	2-20-2029	555,800	539,126
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ±	8.98	4-30-2024	692,994	549,197
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	12.83	4-30-2025	1,786,861	1,474,160
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	8.07	5-30-2025	2,756,675	2,698,675
				5,261,158
Insurance: 0.60%
Asurion LLC (1 Month LIBOR +3.00%) <±	7.57	11-3-2024	1,605,000	1,586,687
Asurion LLC (1 Month LIBOR +5.25%) <±	9.82	1-31-2028	1,255,000	1,042,278
				2,628,965
Mortgage REITs: 0.45%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	9.08	8-9-2026	1,975,050	1,952,831
Health care: 0.20%
Health care equipment & supplies: 0.20%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	8.21	8-31-2026	898,521	896,051
Industrials: 3.97%
Airlines: 1.40%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	10.00	6-21-2027	3,649,500	3,800,954
SkyMiles IP Limited (3 Month LIBOR +3.75%) <±	8.56	10-20-2027	2,227,500	2,301,297
				6,102,251
See accompanying notes to portfolio of investments

8  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies: 1.72%
The Geo Group Incorporated (1 Month LIBOR +7.13%) <±	11.69%	3-23-2027	$7,514,064	$ 7,535,554
Machinery: 0.85%
Chart Industries Incorporated (1 Month LIBOR +3.75%) <±	8.01	12-7-2029	610,000	610,256
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	8.60	7-30-2027	620,935	609,206
Werner FinCo LP (3 Month LIBOR +4.00%) ±	8.73	7-24-2024	2,776,395	2,509,167
				3,728,629
Total Loans (Cost $38,961,584)				38,290,565

	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights ♦†	8,314	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights ♦†	8,314	0
Total Rights (Cost $0)		0

		Maturity date	Principal
Yankee corporate bonds and notes: 11.96%
Communication services: 1.21%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA ♦†	5.50	8-1-2023	$ 8,490,000	0
Media: 0.82%
Videotron Limited 144A	5.13	4-15-2027	3,740,000	3,590,101
Wireless telecommunication services: 0.39%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	1,775,000	1,697,344
Consumer discretionary: 0.38%
Auto components: 0.38%
Adient Global Holdings Limited 144A	4.88	8-15-2026	1,760,000	1,670,962
Energy: 0.93%
Oil, gas & consumable fuels: 0.93%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	4,255,000	4,084,800
Financials: 1.34%
Diversified financial services: 1.34%
Castlelake Aviation Finance 144A	5.00	4-15-2027	2,850,000	2,550,750
New Red Finance Incorporated 144A	4.00	10-15-2030	2,050,000	1,745,063
New Red Finance Incorporated 144A	5.75	4-15-2025	1,560,000	1,557,824
				5,853,637
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  9

Portfolio of investments—January 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 1.83%
Biotechnology: 0.73%
Grifols Escrow Issuer SA 144A	4.75%	10-15-2028	$3,675,000	$ 3,195,854
Pharmaceuticals: 1.10%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	1,890,000	1,214,930
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	3,855,000	1,690,512
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	1,885,000	1,895,782
				4,801,224
Industrials: 5.22%
Airlines: 2.26%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	5,280,000	5,596,800
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	4,895,000	4,316,901
				9,913,701
Electrical equipment: 1.50%
Sensata Technologies BV 144A	4.00	4-15-2029	4,105,000	3,684,238
Sensata Technologies BV 144A	5.00	10-1-2025	770,000	761,526
Sensata Technologies BV 144A	5.88	9-1-2030	2,140,000	2,099,875
				6,545,639
Trading companies & distributors: 1.46%
Fly Leasing Limited 144A	7.00	10-15-2024	7,385,000	6,387,968
Information technology: 0.55%
Technology hardware, storage & peripherals: 0.55%
Seagate HDD Cayman	4.13	1-15-2031	2,898,000	2,434,175
Materials: 0.50%
Containers & packaging: 0.50%
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	2,190,000	2,183,868
Total Yankee corporate bonds and notes (Cost $65,098,979)				52,359,273

		Yield	Shares
Short-term investments: 1.61%
Investment companies: 1.61%
Allspring Government Money Market Fund Select Class ♠∞##		4.16	7,054,611	7,054,611
Total Short-term investments (Cost $7,054,611)				7,054,611
Total investments in securities (Cost $666,962,034)	141.42%			619,156,438
Other assets and liabilities, net	(41.42)			(181,346,206)
Total net assets	100.00%			$ 437,810,232

See accompanying notes to portfolio of investments

10  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2023 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,599,534	$139,365,592	$(146,910,515)	$0	$0	$7,054,611	7,054,611	$204,843
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  11

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2023, the Fund had unfunded loan commitments of $4,389,964.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

12  |  Allspring Income Opportunities Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$2,425,340	$0	$0	$2,425,340
Financials	1,721,795	0	0	1,721,795
Corporate bonds and notes	0	517,304,854	0	517,304,854
Loans	0	34,324,448	3,966,117	38,290,565
Rights
Communication services	0	0	0	0
Yankee corporate bonds and notes	0	52,359,273	0	52,359,273
Short-term investments
Investment companies	7,054,611	0	0	7,054,611
Total assets	$11,201,746	$603,988,575	$3,966,117	$619,156,438
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended January 31, 2023, the Fund had no material transfers into/out of Level 3.
The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Allspring Income Opportunities Fund  |  13